Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Abstract]
Motor vehicle with carrying amount	RM 980,902		RM 60,900	$ 241,840
Bank borrowing	RM 841,815	$ 207,548	RM 53,029